Pledged Assets - Schedule of Assets Pledged as Collateral (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Assets Pledged as Collateral [Line Items]
Book value	$ 31,786,171	$ 29,839,517
Time deposits (shown as ‘Restricted deposits’) [Member]
Schedule of Assets Pledged as Collateral [Line Items]
Book value	$ 16,019,748	15,773,099
Purpose	Performance guarantee deposit, and short-term borrowings.
Land [Member]
Schedule of Assets Pledged as Collateral [Line Items]
Book value	$ 13,352,830	11,901,824
Purpose	Long-term and short-term borrowings
Buildings and structures [Member]
Schedule of Assets Pledged as Collateral [Line Items]
Book value	$ 2,413,593	$ 2,164,594
Purpose	Long-term and short-term borrowings